Summary of Significant Accounting Policies - Reduction in Earnings Per Share (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Dividend on preferred shares											$ 1,006,886
Accretion dividend on preferred shares											222,360
Total cost of preferred stock											$ 1,229,246
Reduction in earnings per share to common stockholders:
Basic											$ 0.16
Fully diluted											$ 0.16
Weighted average shares outstanding - basic	7,165,957	7,265,597	7,376,726	7,416,716	7,430,970	7,483,582	7,488,906	7,488,445	7,306,078	7,483,606	7,486,445
Weighted average shares outstanding - diluted	7,165,957	7,265,597	7,376,726	7,416,716	7,430,970	7,483,582	7,488,906	7,488,445	7,306,078	7,483,606	7,486,445